CONDENSED STATEMENTS OF FINANCIAL POSITION - CAD	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	CAD 164,943,850	CAD 31,090,313
Short-term investments	0	47,455,100
Amounts receivable	548,069	807,447
Prepaid expenses	158,875	72,575
Total Current Assets	165,650,794	79,425,435
Non-Current Assets
Deposits	32,927	22,852
Exploration and evaluation assets	152,412,555	109,446,920
Equipment	4,983,074	3,601,178
Total Non-Current Assets	157,428,556	113,070,950
TOTAL ASSETS	323,079,350	192,496,385
Current Liabilities
Accounts payable and accrued liabilities	2,905,179	2,248,912
Flow-through share premium liability	109,251	179,212
Total Current Liabilities	3,014,430	2,428,124
Non-current Liabilities
Deferred income tax liability	280,740	136,588
Deferred lease inducement	73,509	113,606
Convertible debentures	171,369,966	70,811,801
Total Non-Current liabilities	171,724,215	71,061,995
TOTAL LIABILITIES	174,738,645	73,490,119
EQUITY
Share capital	196,311,184	125,735,515
Reserves	28,050,059	17,005,665
Accumulated deficit	(88,038,390)	(32,743,616)
Total Equity, before non-controlling interests	136,322,853	109,997,564
Non-controlling interests	12,017,852	9,008,702
TOTAL EQUITY	148,340,705	119,006,266
TOTAL LIABILITIES AND EQUITY	CAD 323,079,350	CAD 192,496,385